Retirement benefit plans - Obligation included in the balance sheet (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement benefit plans
Opening balance	€ 3,582	€ 3,520	€ 2,693
Contributions from employer	(849)	(748)	(411)
Total expense recognized in the income statement	1,130	926	773
Re-measurement on the net defined benefit liability	94	40	583
Benefits paid	(193)	(157)	(119)
Closing balance	€ 3,764	€ 3,582	€ 3,520